Customer and Commercial Financing - Summary of Changes in Expected Credit Losses Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements [Line Items]
Beginning balance	$ (3.4)
Ending balance	(8.7)	$ (3.4)
Loans to consumers [member]
Statements [Line Items]
Beginning balance	(3.4)	(24.0)	$ (5.7)
(Additions)/Reversal	(5.3)	20.6	(18.3)
Ending balance	$ (8.7)	$ (3.4)	$ (24.0)